COMMON SHARES & TREASURY SHARES	12 Months Ended
Dec. 31, 2017
Disclosure of classes of share capital [abstract]
COMMON SHARES & TREASURY SHARES
NOTE 13 – COMMON SHARES & TREASURY SHARES

Common shares	2017	2016	2015
	Number of shares	Number of shares	Number of shares
A-shares	62,298,846	62,298,846	63,836,249
B-shares	1	1	1
C-shares	1	1	1
Total	62,298,848	62,298,848	63,836,251

For accounting purposes due to the Corporate Reorganization, the common shares have been adjusted retrospectively to reflect the issued capital and common shares of TORM plc amounting to USD 0.4m as per 1 January 2015.

The A-shares are listed on NASDAQ Copenhagen and NASDAQ in New York and are publicly available for trading. Each A-share carries one vote at the Annual General Meeting and gives the shareholder right to dividends, liquidation proceeds or other distributions. The A-shares carry no other rights or obligations.

The B-share has one vote at the general meeting, has no pre-emption rights in relation to any issue of new shares of other classes and carries no right to receive dividends, liquidation proceeds or other distributions from TORM. The holder of the B-share has the right to elect one member to the Board of Directors (being the Deputy Chairman), up to three alternates as well as one Board Observer. The B-share cannot be transferred or pledged, except for a transfer to a replacement trustee.

The C-share represents 350,000,000 votes at the general meeting in respect of certain Specified Matters, including election of members to the Board of Directors (including the Chairman but excluding the Deputy Chairman) and certain amendments to the Articles of Association proposed by the Board of Directors. The C-share has no pre-emption rights in relation to any issue of new shares of other classes and carries no right to receive dividends, liquidation proceeds or other distributions from TORM. The C-share cannot be transferred or pledged, except to an affiliate of Njord Luxco.

The B-share and the C-share are redeemable by TORM in the event that (i) TORM has received written notification from Njord Luxco (or its affiliates) that Njord Luxco and its affiliates (as defined in the Articles of Association) hold less than 1/3 in aggregate of TORM's issued and outstanding shares, (ii) five business days have elapsed from the Board of Directors' receipt of such written notice either without any Board member disputing such notice or with at least 2/3 of the Board members confirming such notice and (iii) both of the B-share and the C-share are redeemed at the same time.

Issued warrants

Key management participates in an LTIP program, which gives the right to buy TORM shares at a predefined share price. Please refer to Note 4.

Treasury shares	2017	2016	2015
Number of shares ('000)
Balance as of 1 January	312.9	15.3	-
Additions	-	312.9	15.3
Cancellations	-	-15.3	-
Disposals	-	-	-
Balance as of 31 December	312.9	312.9	15.3

Nominal value USDm
Balance as of 1 January	-	-	-
Additions	-	-	-
Cancellations	-	-	-
Disposals	-	-	-
Balance as of 31 December	-	-	-

% of share capital
Balance as of 1 January	0.5	0.2	-
Additions	-	0.5	0.2
Cancellations	-	-0.2	-
Disposals	-	-	-
Balance as of 31 December	0.5	0.5	0.2

The total consideration for the treasury shares was USD 0.0m (2016: 2.9m and 2015: USD 0.2m). At 31 December 2016, the Company's holding of treasury shares represented 312,871 shares (2016: 312,871 shares and 2015: 15,319 shares) of USD 0.01 each at a total nominal value of USD 0.0m (2016: USD 0.0m and 2015: USD 0.0m) and a market value of USD 2.7m (2016: USD 2.8m 2015: USD 0.2m).